Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Public equities and share purchase warrants	$ 225	$ 754
Total short-term investments	$ 225	$ 754	[1]

[1]	(1) Prior period figures have been reclassified to conform with current presentation